INCOME TAXES - Provision for (benefit from) income taxes reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Total provision (benefit) for income taxes	$ 236	$ 55	$ 290	$ 120	$ 323	$ (14,042)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal tax at statutory rate, Percent					21.00%	21.00%
State, net of federal benefit, Percent					9.05%	9.08%
Permanent differences, Percent					0.74%	(0.45%)
Prior year payable true ups, Percent						0.44%
Adjustment to deferred through goodwill, Percent						25.33%
Foreign rate differential, Percent					(0.23%)	(0.09%)
Change in valuation allowance, Percent					(31.29%)	(30.14%)
Other, Percent					(0.11%)	0.02%
Effective tax rate, Percent	(9.75%)	(0.39%)	(2.98%)	(0.47%)	(0.84%)	25.19%